Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Summary of levels within fair value heirarchy for funds assets and liabilities measured at fair value

Investment	Level 1	Level 2	Level 3	Total
Common Stocks	$1,829,977	$—	$12,619,516	$14,449,493
Convertible Notes	—	—	950,000	950,000
Preferred Stocks	—	—	6,980,633	6,980,633
Special Purpose Vehicles (a)	—	—	47,014,562	47,014,562
Money Market	1,510,377	—	—	1,510,377
Total	$3,340,354	$—	$67,564,711	$70,905,065

(a)

Certain SPVs hold forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.

Summary of changes in fair value of investments as per level 3 input

Investment	Balance as of December 31, 2023 (a)	Purchase of Investments	Proceeds from Sale of Investments(c)	Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation (Depreciation) on Investments	Transfers out of Level 3	Balance as of December 31, 2024
Common Stocks	$9,013,011	$—	$—	$—	$3,606,505	$—	$12,619,516
Convertible Notes	2,450,000	—	—	—	(1,500,000)	—	950,000
Preferred Stocks	7,504,643	—	—	—	(524,010)	—	6,980,633
Special Purpose Vehicles (b)	28,219,957	—	(83,637)	—	18,878,242	—	47,014,562
Total	$47,187,611	$—	$(83,637)	$—	$20,460,737	$—	$67,564,711

(a)	Prior period presentation was updated to conform with current period presentation of SPVs.

(b)

Certain SPVs hold forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.

(c)	Includes return of capital distributions.

Summary of quantitative information about significant unobservable valuation inputs of assets and liabilities for level 3

Level 3 Investments	Fair Value as of December 31, 2024	Valuation Technique	Unobservable Input	Ranges of Inputs/ (Average)
Assets
Common Stocks	$12,619,516	Market Approach	Adjusted Recent Transaction Price	$ 15.00
		Market Approach	Average of Broker Quotes	$ 2.10-$3.50/($2.80)
		Market Approach	Model Derived Price	$ 6.55
		Market Approach	Recent Transaction Prices	$ 4.69-$13.76
		Market Approach	Volume Weighted Average Transaction Prices	$ 3.50-$4.85/($4.61)
		Market Approach	Volume Weighted Average Transaction and Index Prices	$370.00-$865.42/($643.79)
			Volume Weighted Average Broker and Index Prices	$225.00-$230.00/($229.82)
Convertible Notes	$950,000
		Market Approach	Time to liquidity	5 years
			Equity volatility	60%
			Discount rate for net present value	20%
			Scenario probabilities: Equity conversion scenario	70%
			Payoff upon M&A/Change Control/Redemption scenario	30%

Level 3 Investments	Fair Value as of December 31, 2024	Valuation Technique	Unobservable Input	Ranges of Inputs/ (Average)
Preferred Stocks	$6,980,633
		Market Approach	Recent Transaction Price	$ 2.54-$150.00/N/A
		Market Approach	Volume Weighted Average Broker and Index Prices	$225.00-$230.00/($229.82)
		Market Approach	Volume Weighted Average Transaction Prices	$ 2.60-$3.00/($2.82)
		Market Approach	Volume Weighted Average Transaction and Index Prices	$ 24.27-$26.00/($25.32)
Special Purpose Vehicles (a)	$47,014,562
		Market Approach	Average of Broker Quotes	$250.00-$300.00/($275.00)
		Market Approach	Indicative Broker Quote	$ 200.00
		Market Approach	Recent Transaction Price	$ 15.25
		Market Approach	Volume Weighted Average Broker Quotes and Index Prices	$ 25.31-$255.00/(119.71)
		Market Approach	Volume Weighted Average Transaction Prices	$ 2.60-$3.00/($2.82)
		Market Approach	Volume Weighted Average Transaction and Index Prices	$10.00-$500.00/($233.76)
Total	$67,564,711

(a)

Certain SPVs hold forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.